FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
Breakdown of Financial Assets at Fair Value Through Profit or Loss
The breakdown of financial asset at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2023	2022
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	1,000	1,000
- Investment C	10,000	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	19,875	16,348
- Investment E	1,500	1,500
- Investment F	400	-
Investments in unlisted debt instruments
- Investment G	1,000	31,111
- Investment H	3,000	-
Total	37,775	60,959

(1)	See Note 20.